Employee share schemes - Total cost of relevant scheme and number of awards granted (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee share scheme
Share-based compensation expense	£ 95	£ 117	£ 88
All share-based payment arrangements excluding GSK share plans
Employee share scheme
Share-based compensation expense	95	117
Performance Share Plan
Employee share scheme
Share-based compensation expense, equity-settled	25	29
Share-based compensation expense, cash-settled	1	1
Share Value Plan
Employee share scheme
Share-based compensation expense, equity-settled	60	72
Share-based compensation expense, cash-settled	8	14
ShareSave Plan
Employee share scheme
Share-based compensation expense, equity-settled	1	1
Cash-settled share-based payment plans
Employee share scheme
Outstanding liabilities relating to awards which are settled in cash	20	25
Decrease in liability for cash-settled share-based payment arrangements due to reversal of provisions	13	3
Increase (decrease) in liability for cash-settled share-based payment arrangements due to cancellations or modifications	£ 0	£ 0